Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	£ 2,766	£ 1,984	£ 1,516
Additions
Balance at end	2,529	2,766	1,984
Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	5,558	3,768	2,860
Additions	707	1,369	1,024
Acquired through acquisition of subsidiary			16
Disposals	(41)	(1)
Transfer
Exchange differences	151	422	(132)
Balance at end	6,375	5,558	3,768
Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	2,792	1,784	1,344
Charge for the year	983	772	501
Disposals	(14)
Transfer
Exchange differences	85	236	(61)
Balance at end	3,846	2,792	1,784
Fixtures and fittings [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	79	861	723
Balance at end	56	79	861
Fixtures and fittings [Member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	228	1,319	1,202
Additions	18	2	183
Acquired through acquisition of subsidiary
Disposals
Transfer		(1,125)
Exchange differences	6	32	(66)
Balance at end	252	228	1,319
Fixtures and fittings [Member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	149	458	479
Charge for the year	43	41	3
Disposals
Transfer		(369)
Exchange differences	4	19	(24)
Balance at end	196	149	458
Leasehold improvements [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,127	379	401
Balance at end	874	1,127	379
Leasehold improvements [Member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,999	1,112	880
Additions	41	715	283
Acquired through acquisition of subsidiary
Disposals
Transfer
Exchange differences	72	172	(51)
Balance at end	2,112	1,999	1,112
Leasehold improvements [Member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	872	733	479
Charge for the year	330	134	282
Disposals
Transfer		(96)
Exchange differences	36	101	(28)
Balance at end	1,238	872	733
Computer equipment [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	159	174	55
Balance at end	150	159	174
Computer equipment [member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	281	354	195
Additions	57	43	173
Acquired through acquisition of subsidiary
Disposals		(1)
Transfer		(122)
Exchange differences	4	7	(14)
Balance at end	342	281	354
Computer equipment [member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	122	180	140
Charge for the year	68	54	48
Disposals
Transfer		(118)
Exchange differences	2	6	(8)
Balance at end	192	122	180
Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,401	570	337
Balance at end	1,449	1,401	570
Laboratory Equipment [Member] | Carrying Amount [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	3,050	983	583
Additions	591	609	385
Acquired through acquisition of subsidiary			16
Disposals	(41)
Transfer		1,247
Exchange differences	69	211	(1)
Balance at end	3,669	3,050	983
Laboratory Equipment [Member] | Accumulated depreciation and amortisation [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,649	413	246
Charge for the year	542	543	168
Disposals	(14)
Transfer		583
Exchange differences	43	110	(1)
Balance at end	£ 2,220	£ 1,649	£ 413